Offerings - Offering: 1 shares in Thousands	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	4,400
Proposed Maximum Offering Price per Unit	53.3
Maximum Aggregate Offering Price	$ 234,520,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,387.21
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional common shares of the Registrant that become issuable under the 2026 Equity Incentive Plan (the “2026 Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding common shares.
(2)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $53.30 per share, the average of the high and low prices of the Registrant’s common shares as reported on The Nasdaq Global Market on June 2, 2026.